UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (855,760)	$ (674,326)
Foreign currency translation adjustments:
Translation loss	(25,758)	(11,694)
Net change	(25,758)	(11,694)
Available-for-sale investments:
Change in unrealized loss	(3,406)	(5,400)
Net change	(3,406)	(5,400)
Total other comprehensive loss, net of tax	(29,164)	(17,094)
Less: total comprehensive loss attributable to non-controlling interests	831	1,336
Total comprehensive loss attributable to Sea Limited's ordinary shareholders	$ (884,093)	$ (690,084)